Changes in consolidation scope	6 Months Ended
Jun. 30, 2026
Scope Of Consolidation [Abstract]
Changes in consolidation scope	Changes in consolidation scope
The Company entered into an agreement with O&L regarding its entire 51% shareholding in Cleanergy Solutions
Namibia. The closing of the share purchase agreement took place on January 16, 2026, at which the Company acquired 100% of the voting rights and obtained control of Cleanergy Solutions Namibia.
On December 19, 2025, CMB.TECH NV entered into a sale and purchase agreement with International Seaways, agreeing to sell its shares held in Tankers Agencies (UK) Ltd. The transaction was closed on January 27, 2026.
In January 2026, the Company invested in the Chinese ammonia supply chain by signing an off-take agreement for green ammonia produced by CEEC Hydrogen Energy in Jilin Province and acquiring a minority stake in
Jiangsu Andefu Energy Technology Co. Ltd., one of China's largest ammonia supply chain companies (see Note
25).
On February 5, 2026, Bari Shipholding Ltd. was dissolved.
On April 14, 2026, Gener8 Maritime Subsidiary II Inc. and Euronav MI II Inc. were dissolved.
On 21 April 2026, the Group completed a post-merger legal restructuring whereby the former Golden
Ocean Bermuda entities were merged into CMB.TECH Bermuda Ltd., which was subsequently merged into
CMB.TECH Belgium NV. As a result, CMB.TECH Belgium NV became the surviving legal entity and assumed all assets, liabilities, rights, and obligations of the merged entities. The restructuring was undertaken to simplify the Group's legal structure following the integration of Golden Ocean.
On May 15, 2026, CMB.TECH Enterprises NV entered into a sale and purchase agreement with PJT Low Carbon
Holdings Ltd., agreeing to sell its shares in CMB.TECH Technology Development Centre Ltd.
On June 1, 2026, CMB.TECH Belgium increased its interest in TFG from 10% to 15% (see Note 25).
Besides the transactions as described above, no new subsidiaries were established or acquired, nor were there any other liquidations of subsidiaries.